Income Tax Expense	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [Abstract]
Income Tax Expense

38. INCOME TAX EXPENSE

(1)	Details of income tax expenses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Current tax expense
Current tax expense with respect to the current period	432,645	612,680	501,223
Adjustments recognized in the current period in relation to the tax expense of prior periods	5,923	(65,227)	4,914

Sub-total	438,568	547,453	506,137

Deferred tax expense (income)
Change in deferred tax assets (liabilities) due to temporary differences	314,655	130,816	(1,702)
Income tax expense directly attributable to equity and others	—	7,184	(18,433)

Sub-total	314,655	138,000	(20,135)

Income tax expense	753,223	685,453	486,002

(2)	Income tax expense reconciled to net income before income tax expense is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Net income before income tax expense	2,804,872	2,723,049	2,001,251
Tax calculated at statutory tax rate(*)	760,978	738,476	514,456
Adjustments:
Effect of income that is exempt from taxation	(49,418)	(61,730)	(42,440)
Effect of expenses that are not deductible in determining taxable income	18,639	31,549	19,451
Adjustments recognized in the current period in relation to the current tax of prior periods	5,923	(65,227)	4,914
Others	17,101	42,385	(10,379)

Sub-total	(7,755)	(53,023)	(28,454)

Income tax expense	753,223	685,453	486,002

Effective tax rate	26.9%	25.2%	24.3%

(*)

The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.

(3)	Changes in cumulative temporary differences for the years ended Deferred 31, 2018, 2019 and 2020, are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
		IFRS 9 adoption effect
	Beginning balance	Recognized as retained earnings	Recognized as other comprehensive income (loss)	Beginning balance after IFRS 9 adoption	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)(*2)	Ending Balance
Gain (loss) on financial assets	479,065	(150,140)	149,796	478,721	—	(102,170)	(4,205)	372,346
Gain on valuation using the equity method of accounting	24,482	—	—	24,482	—	3,203	669	28,354
Gain (loss) on valuation of derivatives	(10,260)	(3,990)	—	(14,250)	—	(13,617)	360	(27,507)
Accrued income	(60,987)	—	—	(60,987)	621	4,520	—	(55,846)
Allowance for credit losses	(47,697)	47,446	—	(251)	399	(52,493)	—	(52,345)
Loan and receivables written off	9,777	—	—	9,777	—	(3,105)	—	6,672
Loan origination costs and fees	(137,320)	36	—	(137,284)	—	(17,147)	—	(154,431)
Defined benefit liability	284,234	—	—	284,234	317	43,821	31,715	360,087
Deposits with employee retirement insurance trust	(287,333)	—	—	(287,333)	—	(31,092)	95	(318,330)
Provision for guarantee	30,602	1,370	—	31,972	—	(20,598)	—	11,374
Other provision	45,153	25,879	—	71,032	—	4,162	—	75,194
Others(*1)	(72,265)	4,917	—	(67,348)	44	(130,137)	(6,642)	(204,083)

Net deferred tax assets	257,451	(74,482)	149,796	332,765	1,381	(314,653)	21,992	41,485

(*1)	Among the deferred tax assets and liabilities classified as ‘others,’ the deferred tax asset arising from unused tax losses amounts to 18,154 million Won.
(*2)	Includes 1,429 million Won presented on non-controlling interests.

	For the year ended December 31, 2019
	Beginning balance	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)(*2)	Ending Balance
Gain (loss) on financial assets	372,346	1,360	(91,781)	(3,573)	278,352
Gain (loss) on valuation using the equity method of accounting	28,354	90	(17,648)	(83)	10,713
Gain (loss) on valuation of derivatives	(27,507)	6	(48,217)	306	(75,412)
Accrued income	(55,846)	(52)	(10,486)	—	(66,384)
Allowance for credit losses	(52,345)	—	(366)	—	(52,711)
Loan and receivables written off	6,672	—	221	—	6,893
Loan origination costs and fees	(154,431)	—	(8,011)	—	(162,442)
Defined benefit liability	360,087	1,131	21,234	13,850	396,302
Deposits with employee retirement insurance trust	(318,330)	(1,131)	(62,458)	143	(381,776)
Provision for guarantee	11,374	—	(3,459)	—	7,915
Other provision	75,194	76	10,958	2,228	88,456
Others(*1)	(204,083)	(6,927)	72,013	(5,687)	(144,684)

Net deferred tax assets	41,485	(5,447)	(138,000)	7,184	(94,778)

(*1)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 21,656 million Won.
(*2)	Includes 2,737 million Won presented on non-controlling interests.

	For the year ended December 31, 2020
	Beginning balance	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending Balance
Gain (loss) on financial assets	278,352	2,243	19,121	(23,221)	276,495
Gain on valuation using the equity method of accounting	10,713	—	21,499	1,385	33,597
Gain (loss) on valuation of derivatives	(75,412)	675	(67,423)	(192)	(142,352)
Accrued income	(66,384)	(4,392)	4,548	—	(66,228)
Allowance for credit losses	(52,711)	2,201	4,015	—	(46,495)
Loan and receivables written off	6,893	—	1,328	—	8,221
Loan origination costs and fees	(162,442)	(14,131)	6,377	—	(170,196)
Defined benefit liability	396,302	7,923	41,186	(3,404)	442,007
Deposits with employee retirement insurance trust	(381,776)	(6,369)	(36,858)	97	(424,906)
Provision for guarantee	7,915	3,441	(1,871)	—	9,485
Other provision	88,456	—	(3,283)	—	85,173
Others(*1)	(144,684)	(12,678)	31,494	6,904	(118,964)

Net deferred tax assets	(94,778)	(21,087)	20,133	(18,431)	(114,163)

(*1)	Among the deferred tax assets and liabilities classified as ‘others,’ the deferred tax asset arising from unused tax losses amounts to 24,059 million Won.

(4)	Unrealizable temporary differences are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Deductible temporary differences	171,714	327,139
Tax loss carry forward	41,546	97,898
Taxable temporary differences	(8,024,406)	(10,409,344)

Total	(7,811,146)	(9,984,307)

No deferred income tax asset has been recognized for the deductible temporary difference of 322,083 million Won associated with investments in subsidiaries and associates as of December 31, 2020, because it is not probable that the temporary differences will be reversed in the foreseeable future. Also, no deferred income tax has been recognized for 5,056 million Won associated with others, as of December 31, 2020, due to the uncertainty that these will be realized in the future.

No deferred income tax liability has been recognized for the taxable temporary difference of 10,409,344 million Won associated with investment in subsidiaries and associates as of December 31, 2020, due to the following reasons:

•	The Group is able to control the timing of the reversal of the temporary difference.

•	It is probable that the temporary difference will not be reversed in the foreseeable future.

As of December 31, 2020, the expected extinctive date of tax loss carry forward that are not recognized as deferred tax assets are as follows (Unit: Korean Won in millions):

	1 year or less	1 – 2 years	2 – 3 years	More than 3 years
Tax loss carry forward	29,979	14,341	34,470	19,108

(5)	Details of accumulated deferred tax charged directly to other equity are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Gain on valuation of financial assets at FVTOCI	27,849	4,628
Gain on valuation of equity method investments	1,748	3,133
Gain on foreign currency translation of foreign operations	3,774	10,883
Remeasurements of the net defined benefit liability	102,120	101,128
Gain on derivatives designated as cash flow hedge	280	556

Total	135,771	120,328

(6)	Current tax assets and liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Current tax assets	47,367	75,655
Current tax liabilities	182,690	370,718